Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	AUSTRIA — 1.1%
17,500	Erste Group Bank A.G.	$607,199
	CANADA — 5.0%
31,600	Brookfield Corp.	988,038
46,800	Cameco Corp.	1,856,771
		2,844,809
	FRANCE — 7.3%
36,000	Cie Generale des Etablissements Michelin SCA	1,106,375
1,670	LVMH Moet Hennessy Louis Vuitton S.E.	1,264,815
26,300	TotalEnergies S.E.	1,732,480
		4,103,670
	GERMANY — 7.5%
4,200	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,638,884
16,200	Nemetschek S.E.	991,284
1,350	Rational A.G.	856,327
7,600	Symrise A.G.	725,692
		4,212,187
	HONG KONG — 1.7%
120,200	AIA Group Ltd.	980,050
	IRELAND — 1.6%
11,400	Medtronic PLC	893,304
	JAPAN — 12.4%
26,500	FANUC Corp.	690,341
31,200	KDDI Corp.	955,583
55,700	Kubota Corp.	821,485
87,900	Mitsubishi UFJ Financial Group, Inc.	746,126
10,900	Nidec Corp.	505,540
30,700	Otsuka Holdings Co., Ltd.	1,091,469
38,800	Pan Pacific International Holdings Corp.	814,738
16,900	Sony Group Corp.	1,384,208
		7,009,490
	KOREA (REPUBLIC OF-SOUTH) — 2.5%
35,700	Samsung Electronics Co., Ltd.	1,438,227

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.4%
9,200	Heineken N.V.	$811,748
	SINGAPORE — 2.4%
54,346	DBS Group Holdings Ltd.	1,337,381
	SWEDEN — 1.2%
32,100	Assa Abloy A.B. - Class B	699,844
	SWITZERLAND — 3.4%
15,200	Alcon, Inc.	1,177,942
8,700	DSM-Firmenich A.G.	737,003
		1,914,945
	UNITED KINGDOM — 4.3%
52,700	GSK PLC	959,351
195,300	Rentokil Initial PLC	1,454,027
		2,413,378
	UNITED STATES — 45.5%
3,200	Adobe, Inc.*	1,631,680
5,600	Amgen, Inc.	1,505,056
19,200	Coca-Cola Co.	1,074,816
5,600	Danaher Corp.	1,389,360
14,200	Dolby Laboratories, Inc. - Class A	1,125,492
15,200	FirstCash Holdings, Inc.	1,525,776
12,100	FMC Corp.	810,337
4,500	General Dynamics Corp.	994,365
5,100	Honeywell International, Inc.	942,174
9,000	Jazz Pharmaceuticals PLC*	1,164,960
19,900	Lennar Corp. - Class A	2,233,377
4,100	Martin Marietta Materials, Inc.	1,682,968
22,800	Microchip Technology, Inc.	1,779,540
7,600	Microsoft Corp.	2,399,700
39,400	Norwegian Cruise Line Holdings Ltd.*	649,312
12,700	Oshkosh Corp.	1,211,961
7,800	PayPal Holdings, Inc.*	455,988
6,100	Procter & Gamble Co.	889,746
9,100	QUALCOMM, Inc.	1,010,646

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
12,600	RPM International, Inc.	$1,194,606
		25,671,860
	Total Common Stocks
	(Cost $42,317,262)	54,938,092

Number of Shares
	SHORT-TERM INVESTMENTS — 2.4%
1,326,411	Goldman Sachs Financial Square Government Fund - Institutional, 5.16%[1]	1,326,411
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,326,411)	1,326,411
	TOTAL INVESTMENTS — 99.7%
	(Cost $43,643,673)	56,264,503
	Other Assets in Excess of Liabilities — 0.3%	173,886
	TOTAL NET ASSETS — 100.0%	$56,438,389

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.